Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables	14. Trade and other payables

	2025	2024
	€	€
Trade payables	5,114,186	4,562,900
	5,114,186	4,562,900